Operations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Apr. 20, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	R$ 2,548,713		R$ 5,228,615
Trade accounts receivable	3,421,094		3,066,906
Prepaid expenses	278,851	R$ 476,000	275,148
Deferred income tax and social contribution	1,367,586		536,888
Property, plant and equipment (Note 15)	22,661,152		18,308,400	R$ 18,100,698
Intangible assets (Note 16)	16,416,548		10,585,079	R$ 9,027,075
Total Assets	56,408,367		49,819,186
Liabilities
Suppliers	(4,237,229)		(3,267,404)
Lease liabilities (Note 17)	(10,574,654)		(7,793,661)
Deferred revenues	(666,612)		(689,161)
Other liabilities	(599,413)		(62,020)
Total liabilities	(31,011,002)		R$ (24,712,080)
Financial Assets And Fair Value Liabilities [Member]
Assets
Cash and cash equivalents	193,382
Trade accounts receivable	362,379
Prepaid expenses	165,111
Recoverable taxes	13,535
Deferred income tax and social contribution	705,388
Property, plant and equipment (Note 15)	3,518,477
Intangible assets (Note 16)	3,599,811
Total Assets	8,558,083
Liabilities
Suppliers	(183,227)
Lease liabilities (Note 17)	(2,929,449)
Taxes payable	(157,595)
Deferred revenues	(95,135)
Other liabilities	(617,518)
Total liabilities	R$ (3,982,924)